Loans receivable - Narrative (Details) € in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 EUR (€) installment
Disclosure of Loan Receivable [Line Items]
Financial assets	€ 485,302	€ 517,832
Apricot Investments Limited | Loans and receivables, category
Disclosure of Loan Receivable [Line Items]
Financial assets			€ 98,000
Number of installments | installment			18
Borrowing, interest rate, amount of bank of England rate (in percent)			0.01